SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities shares	13,274,221	18,359,667